Derivative instruments - Impact of movements in market commodity prices (Details) oz in Millions, lb in Millions	Dec. 31, 2024 lb oz	Dec. 31, 2023 lb oz
Financial Instruments [Abstract]
Gold ounces | oz	0.8	0.0
Copper pounds | lb	0.4	0.0